Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Intangible assets

	Indefinite lived		Definite lived
(in KUSD)	Licenses	Internal development costs	Licenses	Software	Total
Cost
January 1, 2020	9,221	—	—	147	9,368
Additions	1,923	—	—	85	2,008
Disposals	—	—	—	(65)	(65)
Exchange difference	—	—	—	1	1
December 31, 2020	11,144	—	—	168	11,312
Additions	2,293	631	600	14	3,538
Transfers	(452)	—	452	(6)	(6)
December 31, 2021	12,985	631	1,052	176	14,844

Accumulated amortization
January 1, 2020	(853)	—	—	(81)	(934)
Amortization charge	—	—	—	(47)	(47)
Impairment charge	(216)	—	—	—	(216)
Disposals	—	—	—	65	65
Exchange difference	—	—	—	(1)	(1)
December 31, 2020	(1,069)	—	—	(64)	(1,133)
Amortization charge	—	—	(50)	(79)	(129)
December 31, 2021	(1,069)	—	(50)	(143)	(1,262)

Net book amount
December 31, 2020	10,075	—	—	104	10,179
December 31, 2021	11,916	631	1,002	33	13,582
Amortization and impairment of intangible assets have been charged to the following categories in the consolidated statement of operation:

(in KUSD)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Cost of product sales	50	—	—
R&D expenses	12	230	14
G&A expenses	67	33	16
	129	263	30
Licenses
Licenses classified as definite-lived intangible assets are amortized over their useful lives, which are determined on the basis of the expected pattern of consumption of the expected future economic benefits embodied in the licenses and which therefore commence only once the necessary regulatory and marketing approval has been received for the product candidates to which they relate. The Company classifies its licenses relating to product candidates for which regulatory approval has not been received as indefinite-lived intangible assets and did not recognize amortization expense relating to these licenses.
On April 23, 2021, the Company received FDA approval for ZYNLONTA. Upon FDA approval, the Company assigned an estimated useful life of 14 years to the intangible assets related to ZYNLONTA based on the expected patent life, which includes an extension period that the Company believes is highly probable of being granted. This estimated useful life does not include additional patent protection that may be granted under applications filed but not yet approved other than the extension period discussed above. Amortization expense relating to the ZYNLONTA intangible assets for the year ended December 31, 2021 was KUSD 50, which was recorded in Cost of product sales in the consolidated statement of operations.
In 2021, the Company capitalized the following license fees paid or accrued to third parties as intangible assets:
Milestone Payments
•An amount of KUSD 1,050 paid upon the successful completion of a pre-clinical toxicology study and IND submission related to an antibody the Company acquired from a third party to be used in research, development, manufacturing and commercialization. The amount was capitalized as an indefinite-lived intangible asset;
•An amount of KUSD 600 paid upon final regulatory approval of ZYNLONTA related to a license agreement with a third party to use their technology to research, develop, manufacture and commercialize products. The amount was capitalized as a definite-lived intangible asset and is being amortized over its estimated useful life of 14 years as described above; and
•An amount of KUSD 293 paid upon the commencement of a Phase 1 clinical trial related to a license agreement with a third party to use their technology to research, develop, manufacture and commercialize products. The amount was capitalized as an indefinite-lived intangible asset.
License Payments
•An amount of KUSD 400 paid relating to a license agreement with a third party to use their proprietary conjugation technology to research, develop, manufacture and commercialize products. The amount was capitalized as an indefinite-lived intangible asset;
•An amount of KUSD 300 paid relating to a license agreement with a third party to acquire an antibody to be used in research, development, manufacturing and commercialization. The amount was capitalized as an indefinite-lived intangible asset; and
•An amount of KUSD 250 paid relating to a license agreement with a third party to acquire an antibody to be used in research, development, manufacturing and commercialization. The amount was capitalized as an indefinite-lived intangible asset.

Internal Development Costs
Internal development costs are classified as indefinite-lived intangible assets and are expected to be capitalized if they meet the criteria for recognition of an internally generated intangible asset, usually when marketing approval has been achieved from a regulatory authority in a major market. The Company began to capitalize internal development costs for ZYNLONTA as an internally generated intangible asset upon the FDA approval in the U.S. and if certain recognition criteria were met.
In 2020, the Company capitalized the following license fees paid or accrued to third parties as intangible assets:
Milestone Payments
•An amount of KUSD 250 paid upon the successful completion of a toxicology study related to an antibody the Company acquired from a third party to be used in research, development, manufacturing and commercialization. The amount was capitalized as an indefinite-lived intangible asset.
License Payments
•An amount of KUSD 1,000 relating to a license agreement with a third party to use their novel and proprietary conjugation technology with a variety of payload technologies in research, development, manufacturing and commercialization of antibody drug conjugates;
•An amount of KUSD 548 relating to a worldwide exclusive license with a third party to use their specific binding proteins in the development, manufacturing and commercialization of products; and
•An amount of KUSD 125 paid relating to license agreements with a third party to use their technology to generate antibody-drug conjugates for up to five antibodies.
Impairment testing
The Group performed an assessment of its licenses in the context of its annual impairment test. Given the stage of the Group's development activities, the Group performed the impairment test on the basis of a fair value model for the entire group using the Company’s market capitalization.
The group therefore performs their annual impairment tests on their entire portfolio of intangible assets, by deriving their fair value from the market capitalization for the entire group based on the Company’s closing share price of its common stock traded on the NYSE as of the Company’s annual impairment testing date. The fair value of the intangible asset portfolio was derived by deducting the carrying value of its tangible assets, which consist primarily of cash and cash equivalents, from the Group valuation. This resulted in a derived fair value of its portfolio of intangibles that was multiple times the carrying value of its intangibles.
Management's estimate of the fair value is consistent with the approach taken in prior years with the exception of deriving the value of the entire group in 2021 and 2020 based on the market capitalization of the Company’s common stock traded on the NYSE and with external sources of information during 2019 (level 3 assessment).
Each of the product candidates related to the indefinite-lived and definite-lived intangible assets were additionally tested for impairment. Assessments included reviews of the following indicators:
–Future contractual commitments and internal budgets approved by the Board of Directors for ongoing and future trials;
–Consideration of the progress of clinical trials, including obtaining primary endpoint readout data, discussions with regulatory authorities for new trials and enrollment status for ongoing clinical trials; and
–Consideration of market potential, supported where available by external market studies, and assessments of competitor products and product candidates.
If a candidate fails any of those indicators, the entire balance is written off. During 2020, the Company terminated a program. Consequently, impairment charges of KUSD 216 (corresponding to the entire carrying amount of the capitalized licenses) were recognized and charged to R&D expenses in the consolidated statement of operation. No impairment losses were recognized in 2021 and 2019.